Property, furniture and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Movement of Property, Furniture and Equipment

(a)	The movement of property, furniture and equipment and depreciation for the years ended December 31, 2021, 2020 and 2019, is as follows:

						Right-of-use assets
Description	Land	Buildings, facilities and leasehold improvements	Furniture and equipment	Vehicles	In-transit equipment and work-in-progress	Land	Buildings and facilities	Furniture and equipment	Total 2021	Total 2020	Total 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	185,217	548,014	641,709	1,264	28,187	69,281	305,801	2,292	1,781,765	1,800,466	1,352,599
Effect for adoption of IFRS 16, Note 3.2	—	—	—	—	—	—	—	—	—	—	341,746
Additions	—	33,072	9,831	462	43,917	—	31,692	—	118,974	75,441	135,145
Transfers	—	7,068	7,018	—	(14,086)	—	—	—	—	—	—
Transfer (to) from investment property, Note 3.4(o)	—	(1,457)	(572)	—	—	—	—	—	(2,029)	(4,182)	—
Disposals, write-offs and others (d)	—	(15,487)	(16,298)	(203)	(128)	—	(40,543)	—	(72,659)	(89,960)	(29,024)

Balance as of December 31	185,217	571,210	641,688	1,523	57,890	69,281	296,950	2,292	1,826,051	1,781,765	1,800,466

Depreciation
Balance as of January 1	—	(304,964)	(510,341)	(862)	—	(4,407)	(115,714)	(1,050)	(937,338)	(849,523)	(730,074)
Depreciation of the year	—	(19,098)	(44,018)	(118)	—	(2,344)	(55,781)	(573)	(121,932)	(137,551)	(147,051)
Transfer to (from) investment property, Note 3.4(o)	—	734	304	—	—	—	—	—	1,038	360	—
Disposals, write-offs and others (d)	—	13,785	16,017	156	—	—	17,341	—	47,299	49,376	27,602

Balance as of December 31	—	(309,543)	(538,038)	(824)	—	(6,751)	(154,154)	(1,623)	(1,010,933)	(937,338)	(849,523)

Net book value	185,217	261,667	103,650	699	57,890	62,530	142,796	669	815,118	844,427	950,943

Summary of Book Values of Lease Liabilities

(e)	The following table shows the book values of lease liabilities (included in the caption “Other accounts payable, provisions and other liabilties”); see Note 10(a) and the movement of the year:

	2021	2020
	S/(000)	S/(000)
As of January 1	269,755	341,836
Additions	34,052	19,935
Interest expenses, Note 19(a)	14,004	15,288
Disposals (*)	(23,657)	(37,766)
Exchange differences	7,438	5,070
Payments	(66,646)	(74,608)

As of December 31	234,946	269,755

(*) These disposals are related to the early termination of lease agreements; see (d) above.

Summary of Amortization Schedule of Lease Liabilities
As of December 31, 2021 and 2020, the amortization schedule of these abligations is as follows:

	2021	2020
	S/(000)	S/(000)
2021	—	50,771
2022	46,142	43,404
2023 onwards	188,804	175,580

Total	234,946	269,755

Summary of Lease Related Transactions Recognized in Income Statement
The following table shows the amounts recognized in the consolidated statement of income:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Depreciation expenses of right-of-use assets	58,698	65,815	73,740
Interest expenses of lease liabilities, Note 19(a)	14,004	15,288	16,568
Expenses related to short term and low value assets leases (included in administrative expenses, see Note 25(c))	11,841	6,781	5,072

Total amount recognized in the consolidated statement of income	84,543	87,884	95,380